Portfolio of investments—May 31, 2022 (unaudited)

	Shares	Value
Common stocks: 80.55%
Brazil: 3.06%
Ambev SA (Consumer staples, Beverages)	64,300	$ 191,985
Americanas SA (Consumer discretionary, Internet & direct marketing retail)	3,400	14,380
Atacadao Distribuicao Comercio e Industria Limitada (Consumer staples, Food & staples retailing)	6,700	27,279
B3 Brasil Bolsa Balcao SA (Financials, Capital markets)	87,900	236,185
Banco BTG Pactual SA (Financials, Capital markets)	4,300	22,927
Banco do Brasil SA (Financials, Banks)	21,800	167,976
Banco Santander Brasil SA (Financials, Banks)	9,900	69,888
BB Seguridade Participacoes SA (Financials, Insurance)	59,600	337,092
BRF SA (Consumer staples, Food products) †	3,000	9,879
CCR SA (Industrials, Transportation infrastructure)	14,200	39,858
Cia Siderurgica Nacional SA (Materials, Metals & mining)	5,400	24,815
Companhia de Saneamento Basico do Estado de Sao Paulo SA (Utilities, Water utilities)	4,300	41,421
Engie Brasil Energia SA (Utilities, Energy equipment & services)	5,400	49,881
Equatorial Energia SA (Utilities, Electric utilities)	17,300	86,563
Hypermarcas SA (Health care, Pharmaceuticals)	3,600	29,383
JBS SA (Consumer staples, Food products)	43,500	325,846
Klabin SA (Materials, Containers & packaging)	18,200	85,552
Localiza Rent A Car SA (Industrials, Road & rail)	14,160	171,378
Petróleo Brasileiro SA (Consumer discretionary, Specialty retail)	44,200	309,327
Raia Drogasil SA (Consumer staples, Food & staples retailing)	9,700	42,147
Suzano Papel e Celulose SA (Materials, Paper & forest products)	10,500	118,200
Telefonica Brasil SA (Communication services, Diversified telecommunication services)	11,755	126,268
TIM SA (Communication services, Wireless telecommunication services)	27,900	84,536
Totvs SA (Information technology, Software)	500	2,985
Vale SA (Materials, Metals & mining)	69,100	1,253,456
Vibra Energia SA (Consumer discretionary, Specialty retail)	75,200	307,601
WEG SA (Industrials, Electrical equipment)	1,100	5,872
		4,182,680
Chile: 0.37%
Banco de Chile (Financials, Banks)	574,672	59,816
Banco de Credito e Inversiones (Financials, Banks)	536	19,911
Banco Santander Chile SA (Financials, Banks)	1,360,903	68,067
Cencosud SA (Consumer staples, Food & staples retailing)	135,025	216,439
Compania Cervecerias Unidas SA (Consumer staples, Beverages)	13,462	96,095
Falabella SA (Consumer discretionary, Multiline retail)	13,417	39,287
		499,615
China: 25.16%
360 DigiTech Incorporated ADR Class A (Financials, Consumer finance)	522	8,211
3SBio Incorporated (Health care, Biotechnology) 144A†	414,000	307,577
A Living Services Company Limited Class H (Real estate, Real estate management & development) 144A	35,500	56,639
See accompanying notes to portfolio of investments

Allspring Factor Enhanced Emerging Markets Equity Portfolio  |  1

Portfolio of investments—May 31, 2022 (unaudited)

	Shares	Value
China: (continued)
Agricultural Bank of China Limited Class H (Financials, Banks)	269,000	$ 102,496
Airtac International Group (Industrials, Machinery)	2,000	65,461
Alibaba Group Holding Limited (Consumer discretionary, Internet & direct marketing retail) †	139,300	1,708,587
Alibaba Group Holding Limited ADR (Consumer discretionary, Internet & direct marketing retail) †	16,174	1,553,513
Aluminum Corporation of China Limited Class A (Materials, Metals & mining) †	92,600	71,640
Aluminum Corporation of China Limited Class H (Materials, Metals & mining) †	77,334	35,281
Anhui Conch Cement Company Limited Class H (Materials, Construction materials)	39,500	200,339
Anhui Gujing Distillery Company Class B (Consumer staples, Beverages)	11,013	161,773
Anhui Kouzi Distillery Company Limited Class A (Consumer discretionary, Beverages)	5,400	42,848
Anhui Yingjia Distillery Company Limited Class A (Consumer staples, Beverages)	12,700	113,803
ANTA Sports Products Limited (Consumer discretionary, Textiles, apparel & luxury goods)	3,800	43,340
Apeloa Pharmaceutical Company Limited Class A (Health care, Pharmaceuticals)	15,300	47,669
AviChina Industry & Technology Company Limited Class H (Industrials, Aerospace & defense)	239,000	137,664
Avicopter plc Class A (Industrials, Aerospace & defense)	1,500	8,696
Baidu Incorporated ADR (Communication services, Interactive media & services) †	3,936	552,418
Bank of Chengdu Company Limited Class A (Financials, Banks)	13,300	30,549
Bank of China Limited Class H (Financials, Banks)	1,693,000	679,599
Bank of Communications Company Limited Class A (Financials, Banks)	21,800	16,080
Bank of Communications Company Limited Class H (Financials, Banks)	392,000	267,255
Beijing Easpring Material Technology Company Limited Class A (Industrials, Energy equipment & services)	4,800	50,331
Beijing E-Hualu Information Technology Company Limited Class A (Information technology, Software)	53,600	130,120
Beijing Enlight Media Company Limited Class A (Communication services, Media)	63,400	74,098
Beijing Kingsoft Office Software Incorporated Class A (Information technology, Software)	698	21,485
Beijing Tiantan Biological Products Corporation Limited Class A (Health care, Biotechnology)	6,280	21,264
Beijing United Information Technology Company Limited Class A (Industrials, Trading companies & distributors)	3,190	36,943
Beijing Wantai Biological Pharmacy Enterprise Company Limited Class A (Health care, Biotechnology)	9,425	180,366
Beijing Yuanliu Hongyuan Electronic Technology Company Class A (Information technology, Electronic equipment, instruments & components) †	2,007	38,079
BYD Company Limited Class A (Consumer discretionary, Automobiles)	300	13,336
BYD Company Limited Class H (Consumer discretionary, Automobiles)	11,500	410,337
See accompanying notes to portfolio of investments

2  |  Allspring Factor Enhanced Emerging Markets Equity Portfolio

Portfolio of investments—May 31, 2022 (unaudited)

	Shares	Value
China: (continued)
CGN Power Company Limited H Shares (Utilities, Independent power & renewable electricity producers) 144A	760,000	$ 199,511
Chacha Food Company Limited Class A (Consumer staples, Food products)	2,300	19,173
Chengtun Mining Group Class A (Materials, Metals & mining)	58,500	65,823
Chengxin Lithium Group Company Limited Class A (Materials, Paper & forest products)	1,600	11,811
Chifeng Jilong Gold Mining Company Limited Class A (Materials, Metals & mining) †	15,700	37,547
China Bohai Bank Company Limited Class H (Financials, Banks)	51,000	8,449
China Cinda Asset Management Company Limited Class H (Financials, Capital markets)	807,000	136,776
China CITIC Bank Class H (Financials, Banks)	408,000	197,574
China Coal Energy Company Limited H Shares (Energy, Oil, gas & consumable fuels)	190,000	174,330
China Communications Services Corporation Limited H Shares (Industrials, Construction & engineering)	342,000	160,383
China Construction Bank Class H (Financials, Banks)	1,295,000	963,758
China Education Group Holdings Limited (Consumer discretionary, Diversified consumer services)	79,000	54,665
China Evergrande Group (Real estate, Real estate management & development) ♦	83,000	12,450
China Galaxy Securities Company Limited Class H (Financials, Capital markets)	197,500	108,978
China Hongqiao Group Limited (Materials, Metals & mining)	84,500	104,882
China International Capital Corporation Limited Class H (Financials, Capital markets) 144A	48,800	92,909
China Life Insurance Company Limited Class H (Financials, Insurance)	109,000	167,239
China Longyuan Power Group Corporation Class H (Utilities, Independent power & renewable electricity producers)	100,000	214,854
China Medical System Holding Limited (Health care, Pharmaceuticals)	76,000	112,346
China MeiDong Auto Holdings Limited (Consumer discretionary, Specialty retail)	22,000	79,060
China Merchants Bank Company Limited Class A (Financials, Banks)	1,100	6,559
China Merchants Bank Company Limited Class H (Financials, Banks)	75,000	477,877
China Molybdenum Company Limited Class H (Materials, Metals & mining)	267,000	130,996
China National Building Material Company Limited Class H (Materials, Construction materials)	128,000	161,647
China National Medicines Corporation Limited Class A (Health care, Health care equipment & supplies)	8,700	36,594
China Oilfield Services Limited H Shares (Energy, Energy equipment & services)	110,000	130,365
China Petroleum & Chemical Corporation Class H (Energy, Oil, gas & consumable fuels)	514,000	248,249
China Railway Group Limited H Shares (Industrials, Construction & engineering)	237,000	163,996
China Resources Cement Holdings Limited (Materials, Construction materials)	48,000	37,986
See accompanying notes to portfolio of investments

Allspring Factor Enhanced Emerging Markets Equity Portfolio  |  3

Portfolio of investments—May 31, 2022 (unaudited)

	Shares	Value
China: (continued)
China Resources Land Limited (Real estate, Real estate management & development)	54,000	$ 240,850
China Resources Sanjiu Medical & Pharmaceutical Company Limited Class A (Health care, Pharmaceuticals)	13,600	89,649
China Shenhua Energy Company Limited Class H (Energy, Oil, gas & consumable fuels)	100,000	334,514
China State Construction International Holdings (Industrials, Construction & engineering)	54,000	63,516
China Suntien Green Energy H Shares (Energy, Oil, gas & consumable fuels)	36,000	21,011
China Yangtze Power Company Limited Class A (Utilities, Independent power & renewable electricity producers)	9,800	35,362
China Zhenhua (Group) Science & Technology Company Limited Class A (Information technology, Electronic equipment, instruments & components)	5,200	93,193
Chinasoft International Limited (Information technology, IT services)	42,000	38,643
Chongqing Zhifei Biological Products Company Limited (Health care, Biotechnology)	10,900	142,915
CIFI Holdings Group Company Limited (Real estate, Real estate management & development)	10,000	4,346
COSCO Shipping Development Class H (Industrials, Transportation infrastructure)	64,300	30,620
COSCO Shipping Holdings Company Limited Class H (Industrials, Transportation infrastructure) †	151,175	267,781
CRRC Corporation Limited H Shares (Industrials, Machinery)	74,000	29,705
Da An Gene Company Limited of Sun Yat-Sen University Class A (Health care, Health care equipment & supplies)	91,140	240,557
Dali Foods Group Company Limited (Consumer staples, Food products) 144A	46,000	23,213
Daqin Railway Company Limited Class A (Industrials, Transportation infrastructure)	39,100	39,413
DAQO New Energy Corporation ADR (Information technology, Semiconductors & semiconductor equipment) †	711	34,768
DO Fluoride New Materials Limited Class A (Materials, Chemicals)	11,700	68,002
Dong E E Jiao Company Limited Class A (Health care, Pharmaceuticals)	800	3,814
Dongfeng Motor Group Company Limited Class H (Consumer discretionary, Automobiles)	294,000	231,163
Dongyue Group (Materials, Chemicals)	128,000	162,626
Ecovacs Robotics Company Limited (Consumer discretionary, Household durables)	800	14,079
ENN Energy Holdings Limited (Utilities, Gas utilities)	10,500	160,968
Flat Glass Group Company Limited Class A (Industrials, Construction materials)	4,700	31,017
Flat Glass Group Company Limited Class H (Information technology, Semiconductors & semiconductor equipment)	49,000	203,875
G-bits Network Technology (Xiamen) Company Limited Class A (Information technology, Software)	2,400	116,565
Geely Automobile Holdings Limited (Consumer discretionary, Automobiles)	59,000	112,779
Great Wall Motor Company Limited Class H (Consumer discretionary, Automobiles)	47,500	85,470
See accompanying notes to portfolio of investments

4  |  Allspring Factor Enhanced Emerging Markets Equity Portfolio

Portfolio of investments—May 31, 2022 (unaudited)

	Shares	Value
China: (continued)
Greentown China Holdings Limited (Real estate, Real estate management & development)	17,000	$ 29,463
Guangzhou Automobile Group Company Limited Class H (Consumer discretionary, Automobiles)	226,400	214,363
Guangzhou Baiyunshan Pharmaceutical Holdings Company Limited Class A (Health care, Pharmaceuticals)	18,000	83,689
Guangzhou Kingmed Diagnostics Group Company Limited Class A (Health care, Health care providers & services)	1,200	13,650
Guangzhou R&F Properties Company Limited Class H (Real estate, Real estate management & development)	36,800	13,084
Haier Smart Home Company Limited Class H (Consumer discretionary, Household durables)	18,400	65,537
Hangzhou First Applied Material Company Limited (Industrials, Building products)	6,720	80,094
Hangzhou Silan Microelectronics Company Limited Class A (Information technology, Semiconductors & semiconductor equipment)	200	1,355
Hangzhou Tigermed Consulting Company Limited Class H (Health care, Health care providers & services)	4,300	41,481
Hefei Meyer Optoelectronic Technology Incorporated Class A (Industrials, Machinery)	18,010	50,674
Hengan International Group Company Limited (Consumer staples, Personal products)	23,500	116,644
Hongfa Technology Company Limited Class A (Industrials, Machinery) †	3,100	24,691
Hoshine Silicon Industry Company Limited Class A (Materials, Chemicals)	1,400	19,584
Huadian Power International Corporation Limited Class A (Utilities, Independent power & renewable electricity producers)	7,900	4,676
Huadong Medicine Company Limited (Health care, Pharmaceuticals)	4,000	23,297
Huagong Technology Company Limited Class A (Information technology, Software)	7,500	23,041
Hualan Biological Engineering Incorporated Class A (Health care, Biotechnology)	15,300	42,980
Huaneng Power International Incorporated Class H (Utilities, Independent power & renewable electricity producers)	277,334	141,014
Hubei Xingfa Chemicals Group Company Limited Class A (Materials, Chemicals)	20,600	116,295
Hundsun Technologies Incorporated Class A (Information technology, Software)	1,000	6,024
IMEIK Technology Development Limited Class A (Health care, Biotechnology)	700	56,879
Industrial & Commercial Bank of China Limited Class H (Financials, Banks)	1,033,000	620,021
Inner Mongilia Junzheng Energy & Chemical Industry Group Company Limited Class A (Materials, Chemicals)	38,500	25,043
Inner Mongolia Yuan Xing Energy Company Limited Class A (Materials, Chemicals)	83,800	125,761
Inspur Electronic Information Industry Company Limited Class A (Information technology, Technology hardware, storage & peripherals)	300	1,111
Intco Medical Technology Company Limited Class A (Health care, Health care equipment & supplies) †	3,550	14,666
See accompanying notes to portfolio of investments

Allspring Factor Enhanced Emerging Markets Equity Portfolio  |  5

Portfolio of investments—May 31, 2022 (unaudited)

	Shares	Value
China: (continued)
JA Solar Technology Company Limited Class A (Industrials, Construction materials)	5,400	$ 75,929
JD.com Incorporated ADR (Consumer discretionary, Internet & direct marketing retail)	15,920	893,430
JD.com Incorporated Class A (Consumer discretionary, Internet & direct marketing retail)	10,785	310,609
Jiangsu Express Company Limited Class H (Industrials, Transportation infrastructure)	132,000	136,421
Jiangsu Yuyue Medical Equipment & Supply Company Limited Class A (Health care, Health care equipment & supplies)	28,600	102,684
Jiangxi Copper Company Limited Class A (Materials, Metals & mining)	13,400	36,475
Jiangxi Copper Company Limited Class H (Materials, Metals & mining)	101,000	164,232
Jiumaojiu International Holdings Limited (Consumer discretionary, Hotels, restaurants & leisure) 144A	4,000	9,369
Kunlun Energy Company Limited (Utilities, Gas utilities)	180,000	155,062
Kunlun Tech Company Limited Class A (Communication services, Interactive media & services)	11,600	25,721
Kweichow Moutai Company Limited Class A (Consumer staples, Beverages)	700	189,705
Lakala Payment Company Limited Class A (Information technology, Diversified financial services)	15,000	41,056
Lenovo Group Limited (Information technology, Technology hardware, storage & peripherals)	118,000	116,388
Li Ning Company Limited (Consumer discretionary, Textiles, apparel & luxury goods)	30,000	233,969
Logan Property Holdings Company Limited (Real estate, Real estate management & development)	26,000	7,223
Longfor Properties Company Limited (Real estate, Real estate management & development)	11,000	54,879
Luxi Chemical Group Company Limited Class A (Materials, Chemicals) †	29,300	84,950
Meituan Dianping (Consumer discretionary, Internet & direct marketing retail) †	65,200	1,553,726
Mianyang Fulin Precision Company Limited Class A (Consumer discretionary, Auto components) †	31,650	70,368
Montage Technology Company Limited Class A (Industrials, Electronic equipment, instruments & components)	2,586	24,964
Netease Incorporated (Communication services, Entertainment)	34,400	746,111
Nongfu Spring Company Limited Class H (Consumer staples, Beverages) 144A	16,600	92,655
North Industries Group Red Arrow Company Limited Class A (Industrials, Machinery) †	31,700	118,433
Ovctek China Incorporated Class A (Health care, Personal products)	3,100	21,431
Pangang Group Vanadium Titanium and Resources Company Limited Class A (Materials, Metals & mining) †	134,400	67,637
People's Insurance Company Group of China Limited Class H (Financials, Insurance)	923,000	290,525
Perfect World Company Limited Class A (Information technology, Software)	11,400	23,274
PetroChina Company Limited Class H (Energy, Oil, gas & consumable fuels)	638,000	342,285
See accompanying notes to portfolio of investments

6  |  Allspring Factor Enhanced Emerging Markets Equity Portfolio

Portfolio of investments—May 31, 2022 (unaudited)

	Shares	Value
China: (continued)
Pharmaron Beijing Company Limited Class A (Health care, Life sciences tools & services)	100	$ 1,792
Pharmaron Beijing Company Limited Class H (Health care, Life sciences tools & services) 144A	4,900	59,102
PICC Property & Casualty Company Limited Class H (Financials, Insurance)	312,000	302,967
Pinduoduo Incorporated ADR (Consumer discretionary, Internet & direct marketing retail) †	2,550	128,393
Ping An Insurance Group Company Class H (Financials, Insurance)	48,000	307,677
Postal Savings Bank of China Company Limited Class H (Financials, Banks) 144A	278,000	206,537
Powerlong Real Estate Holdings Limited (Real estate, Real estate management & development)	32,000	8,604
Proya Cosmetics Company Limited (Consumer discretionary, Specialty retail)	3,640	85,029
Sany Heavy Equipment International Holdings Company Limited (Industrials, Machinery)	51,000	51,343
Seazen Group Limited (Real estate, Real estate management & development)	16,000	6,790
SG Micro Corporation Class A (Information technology, Semiconductors & semiconductor equipment)	2,300	99,311
Shandong Hualu-Hengsheng Chemical Company Limited Class A (Materials, Chemicals)	12,889	57,777
Shandong Weigao Group Medical Polymer Company Limited Class H (Health care, Health care equipment & supplies)	72,800	80,804
Shanghai Baosight Software Company Limited Class A (Information technology, IT services)	19,110	149,797
Shanghai Baosight Software Company Limited Class B (Information technology, Software)	88,090	344,432
Shanghai Fosun Pharmaceutical Company Limited Class H (Health care, Pharmaceuticals)	4,000	16,847
Shanghai International Port (Group) Company Limited Class A (Industrials, Transportation infrastructure)	69,100	64,878
Shanghai Lujiazui Finance & Trade Zone Development Company Limited (Real estate, Real estate management & development)	237,954	221,297
Shanghai Medicilon Incorporated Class A (Health care, Life sciences tools & services)	2,151	118,479
Shanghai Pharmaceuticals Holding Company Limited Class A (Health care, Health care providers & services)	14,000	37,856
Shanghai Pharmaceuticals Holding Company Limited Class H (Health care, Health care providers & services)	13,134	21,390
Shanxi Taigang Stainless Steel Company Limited (Materials, Metals & mining)	100,800	87,524
Shenzhen Kedali Industry Company Limited Class A (Industrials, Auto components)	1,700	34,308
Shenzhen New Industries Biomedical Engineering Company Limited Class A (Health care, Health care equipment & supplies)	8,000	48,805
Shijiazhuang Yiling Pharmaceutical Company Limited Class A (Health care, Pharmaceuticals)	19,200	62,906
Shimao Property Holding Limited (Real estate, Real estate management & development)	28,000	15,771
Shimao Services Holdings Company Limited (Real estate, Real estate management & development) 144A	13,000	6,958
See accompanying notes to portfolio of investments

Allspring Factor Enhanced Emerging Markets Equity Portfolio  |  7

Portfolio of investments—May 31, 2022 (unaudited)

	Shares	Value
China: (continued)
Sichuan Hebang Biotechnology Company Limited Class A (Materials, Chemicals)	319,000	$ 162,932
Sichuan Swellfun Company Limited Class A (Consumer staples, Beverages)	4,100	46,496
Sieyuan Electric Company Limited Class A (Industrials, Electrical equipment)	5,200	28,551
Sinopec Shanghai Petrochemical Company Limited Class A (Materials, Chemicals)	262,300	132,396
Sinopharm Group Company Limited Class H (Health care, Health care providers & services)	87,200	216,244
Sinotrans Limited Class A (Industrials, Air freight & logistics)	141,600	84,236
Sunac China Holdings Limited (Real estate, Real estate management & development)	55,000	32,101
Sunny Optical Technology Group Company Limited (Information technology, Electronic equipment, instruments & components)	6,300	99,391
Tebian Electric Apparatus Stock Company Limited Class A (Industrials, Electrical equipment)	6,500	21,970
Tencent Holdings Limited (Communication services, Interactive media & services)	97,300	4,493,516
The Hello Group Incorporated ADR (Communication services, Interactive media & services)	2,272	13,814
Tibet Summit Resources Company Limited Class A (Materials, Metals & mining) †	33,700	116,438
Tingyi Holding Corporation (Consumer staples, Food products)	56,000	99,195
Titan Wind Energy (Suzhou) Company Limited Class A (Industrials, Electrical equipment)	58,000	118,845
Tongcheng-Elong Holdings Limited (Consumer discretionary, Hotels, restaurants & leisure) †	10,000	19,192
Tongling Nonferrous Metals Group Company Limited Class A (Materials, Metals & mining)	183,700	89,135
Topsec Technologies Group Incorporated Class A (Information technology, Software)	57,000	79,377
Topsports International Holdings Limited (Consumer discretionary, Specialty retail) 144A	279,000	206,925
TravelSky Technology Limited Class H (Information technology, IT services)	16,000	26,017
Tsingtao Brewery Company Limited Class H (Consumer staples, Beverages)	8,000	69,120
Unigroup Guoxin Microelectronics Company Limited Class A (Information technology, Semiconductors & semiconductor equipment)	3,000	79,949
Uni-President China Holdings Limited (Consumer staples, Food products)	71,000	57,363
Vipshop Holdings Limited ADR (Consumer discretionary, Internet & direct marketing retail) †	9,918	92,237
Walvax Biotechnology Company Limited Class A (Health care, Biotechnology)	5,400	37,664
Want Want China Holdings Limited (Consumer staples, Food products)	228,000	226,919
Weibo Corporation ADR (Communication services, Interactive media & services) †	1,227	26,994
Weichai Power Company Limited Class H (Industrials, Machinery)	74,000	115,047
See accompanying notes to portfolio of investments

8  |  Allspring Factor Enhanced Emerging Markets Equity Portfolio

Portfolio of investments—May 31, 2022 (unaudited)

	Shares	Value
China: (continued)
Wuhu Sanqi Interactive Entertainment Network Technology Group Company Limited Class A (Consumer discretionary, Auto components)	36,800	$ 119,741
Wuhu Token Science Company Limited Class A (Information technology, Electronic equipment, instruments & components)	27,400	28,442
WuXi AppTec Company Limited (Health care, Life sciences tools & services) 144A	5,836	72,028
Wuxi Biologics (Cayman) Incorporated (Health care, Life sciences tools & services) 144A†	35,000	258,691
Wuxi Shangji Automation Company Limited Class A (Industrials, Machinery)	1,100	24,741
Xiamen Faratronic Company Limited Class A (Information technology, Electronic equipment, instruments & components)	4,200	110,635
Xiaomi Corporation Class B (Information technology, Technology hardware, storage & peripherals) 144A†	90,800	140,472
Xinjiang Zhongtai Chemical Company Limited Class A (Materials, Chemicals)	25,600	30,074
Xinyi Solar Holdings Limited (Information technology, Semiconductors & semiconductor equipment)	44,000	78,387
Yanzhou Coal Mining Company Limited Class H (Energy, Oil, gas & consumable fuels)	86,000	282,751
Yealink Network Technology (Information technology, Communications equipment)	300	3,332
Yongxing Special Materials Technology Company Limited Class A (Industrials, Construction materials)	1,900	34,277
Yonyou Network Technology Company Limited Class A (Information technology, Software)	2,700	7,852
YTO Express Group Company Limited Class A (Industrials, Air freight & logistics)	16,100	49,267
Yum China Holdings Incorporated (Consumer discretionary, Hotels, restaurants & leisure)	5,200	236,392
Yunda Holding Company Limited Class A (Industrials, Industrial conglomerates)	6,100	16,641
Yunnan Aluminium Company Limited Class A (Materials, Metals & mining) †	24,100	41,815
Yunnan Tin Company Group Limited Class A (Materials, Metals & mining)	20,400	51,852
Zhangzhou Pientzehuang Pharmaceutical Company (Health care, Pharmaceuticals)	300	13,957
Zhejiang Century Huatong Group (Information technology, IT services) †	35,100	24,466
Zhejiang Expressway Company Limited Class H (Industrials, Transportation infrastructure) †	214,000	188,987
Zhejiang Jinsheng Mechanical & Electrical Company Limited Class A (Information technology, Semiconductors & semiconductor equipment)	900	7,479
Zhejiang Jiuzhou Pharmaceutical Company Limited Class A (Health care, Pharmaceuticals)	5,000	35,738
Zhejiang Juhua Company Limited Class A (Materials, Chemicals)	7,100	12,458
Zhejiang NHU Company Limited (Health care, Biotechnology)	1,776	5,533
Zhejiang Supor Company Limited Class A (Consumer discretionary, Household durables)	700	5,925
See accompanying notes to portfolio of investments

Allspring Factor Enhanced Emerging Markets Equity Portfolio  |  9

Portfolio of investments—May 31, 2022 (unaudited)

	Shares	Value
China: (continued)
Zhongsheng Group Holdings Limited (Consumer discretionary, Specialty retail)	20,500	$ 145,511
Zhuzhou CSR Times Electric Company Limited Class H (Industrials, Electrical equipment)	28,600	122,459
Zhuzhou Kibing Group Company Limited Class A (Industrials, Building products)	17,600	29,110
Zibo Qixiang Tengda Chemical Company Limited Class A (Materials, Chemicals)	72,500	86,149
Zijin Mining Group Company Limited Class H (Materials, Metals & mining)	124,000	168,447
ZTE Corporation Class H (Information technology, Communications equipment)	78,000	171,761
		34,394,434
Colombia: 0.17%
Bancolombia SA (Financials, Banks)	17,315	208,147
Grupo de Inversiones Suramericana SA (Industrials, Professional services)	2,310	27,297
		235,444
Czech Republic: 0.04%
Komercni Banka AS (Financials, Banks)	165	5,132
Moneta Money Bank (Financials, Banks) 144A	15,249	50,737
		55,869
Egypt: 0.08%
Commercial International Bank ADR (Financials, Banks)	53,258	105,983
Greece: 0.41%
Eurobank Ergasias SA (Financials, Banks) †	139,118	155,698
FF Group (Consumer discretionary, Textiles, apparel & luxury goods) ♦†	3,820	0
Hellenic Telecommunications Organization SA (Communication services, Diversified telecommunication services)	9,248	175,630
OPAP SA (Consumer discretionary, Hotels, restaurants & leisure)	15,242	227,283
		558,611
Hong Kong: 1.81%
Beijing Enterprises Holdings Limited (Utilities, Gas utilities)	27,000	94,620
Bosideng International Holdings Limited (Consumer discretionary, Textiles, apparel & luxury goods)	44,000	23,382
Brilliance China Automotive Holdings Limited (Consumer discretionary, Automobiles) ♦†	100,000	45,621
BYD Electronic International Company Limited (Information technology, Communications equipment)	13,500	29,969
China Everbright International Limited (Industrials, Commercial services & supplies)	37,000	22,255
China Jinmao Holdings Group Limited (Real estate, Real estate management & development)	22,000	5,944
China Mengniu Dairy Company Limited (Consumer staples, Food products)	44,334	227,681
China Merchants Port Holdings Company Limited (Industrials, Transportation infrastructure)	118,000	223,754
See accompanying notes to portfolio of investments

10  |  Allspring Factor Enhanced Emerging Markets Equity Portfolio

Portfolio of investments—May 31, 2022 (unaudited)

	Shares	Value
Hong Kong: (continued)
China Overseas Land & Investment Limited (Real estate, Real estate management & development)	89,500	$ 260,042
China Overseas Property Holding Limited (Real estate, Real estate management & development)	120,000	139,617
China Power International Development Limited (Utilities, Independent power & renewable electricity producers)	112,000	56,948
China Resources Beer Holdings Company Limited (Consumer staples, Beverages)	2,000	12,514
China Resources Power Holdings Company (Utilities, Independent power & renewable electricity producers)	58,000	119,441
China Traditional Chinese Medicine Holdings Company Limited (Health care, Pharmaceuticals)	314,000	165,659
CITIC Pacific Limited (Industrials, Industrial conglomerates)	68,000	76,343
COSCO Shipping Ports Limited (Industrials, Transportation infrastructure)	244,000	183,765
CSPC Pharmaceutical Group Limited (Health care, Pharmaceuticals)	224,000	239,780
Haitian International Holdings Limited (Industrials, Machinery)	7,000	17,975
Kingboard Chemicals Holdings Limited (Information technology, Electronic equipment, instruments & components)	35,500	170,099
Kingboard Laminates Holdings Limited (Information technology, Electronic equipment, instruments & components)	53,500	89,858
Lee & Man Paper Manufacturing Limited (Materials, Paper & forest products)	27,000	13,144
MMG Limited (Materials, Metals & mining) †	100,000	42,563
Sino Biopharmaceutical Limited (Health care, Pharmaceuticals)	175,000	98,347
Sinotruk Hong Kong Limited (Industrials, Machinery)	12,000	17,035
Vinda International Holdings Limited (Consumer staples, Household products)	3,000	7,516
Wharf Holdings Limited (Real estate, Real estate management & development)	19,000	63,558
Yuexiu Property Company Limited (Real estate, Real estate management & development)	27,400	29,784
		2,477,214
Hungary: 0.05%
MOL Hungarian Oil & Gas plc (Energy, Oil, gas & consumable fuels)	6,331	45,531
Richter Gedeon (Health care, Pharmaceuticals)	1,306	25,566
		71,097
India: 11.08%
ACC Limited (Materials, Construction materials)	3,111	88,093
Adani Ports & Special Economic Zone Limited (Industrials, Transportation infrastructure)	698	6,652
Ambuja Cements Limited (Materials, Construction materials)	8,606	40,948
Apollo Hospitals Enterprise Limited (Health care, Health care providers & services)	3,302	169,246
Asian Paints Limited (Materials, Chemicals)	3,949	145,457
Aurobindo Pharma Limited (Health care, Pharmaceuticals)	9,852	67,358
See accompanying notes to portfolio of investments

Allspring Factor Enhanced Emerging Markets Equity Portfolio  |  11

Portfolio of investments—May 31, 2022 (unaudited)

	Shares	Value
India: (continued)
Avenue Supermarts Limited (Consumer staples, Food & staples retailing) †	2,122	$ 108,587
Axis Bank Limited (Financials, Banks) †	36,500	322,141
Bajaj Auto Limited (Consumer discretionary, Automobiles)	1,659	82,572
Bajaj Finance Limited (Financials, Consumer finance)	3,856	302,085
Bajaj Finserv Limited (Financials, Diversified financial services)	301	50,146
Balkrishna Industries Limited (Consumer discretionary, Auto components)	605	18,226
Bharat Electronics Limited (Industrials, Aerospace & defense)	53,086	160,517
Bharat Petroleum Corporation Limited (Energy, Oil, gas & consumable fuels)	7,737	32,508
Bharti Airtel Limited (Communication services, Wireless telecommunication services) †	33,684	303,795
Britannia Industries Limited (Consumer staples, Food products)	3,099	145,609
Cholamandalam Investment & Finance Company Limited (Financials, Consumer finance)	8,980	78,608
Cipla India Limited (Health care, Pharmaceuticals)	17,450	223,182
Coal India Limited (Materials, Metals & mining)	39,257	97,540
Colgate-Palmolive Company India Limited (Consumer staples, Personal products)	8,899	186,517
Container Corporation of India Limited (Industrials, Transportation infrastructure)	13,004	108,950
Dabur India Limited (Consumer staples, Personal products)	8,411	56,228
Divi's Laboratories Limited (Health care, Life sciences tools & services)	4,631	214,221
DLF Limited (Real estate, Real estate management & development)	9,347	41,602
Dr. Reddy's Laboratories Limited (Health care, Pharmaceuticals)	1,228	69,116
Eicher Motors Limited (Consumer discretionary, Automobiles)	981	35,137
Gail India Limited (Utilities, Gas utilities)	69,570	131,906
Godrej Consumer Products Limited (Consumer staples, Personal products) †	10,408	102,818
Grasim Industries Limited (Industrials, Industrial conglomerates)	2,927	53,860
Havells India Limited (Industrials, Electrical equipment)	2,309	35,743
HCL Technologies Limited (Information technology, IT services)	27,309	366,090
Hero Motorcorp Limited (Consumer discretionary, Automobiles)	3,102	110,833
Hindalco Industries Limited (Materials, Metals & mining)	44,994	244,888
Hindustan Petroleum Corporation Limited (Energy, Oil, gas & consumable fuels)	47,174	138,418
Hindustan Unilever Limited (Consumer staples, Personal products)	6,738	204,237
ICICI Bank Limited (Financials, Banks)	77,869	755,107
Indian Oil Corporation Limited (Energy, Oil, gas & consumable fuels)	70,802	105,789
Indian Railway Catering & Tourism Corporation (Industrials, Commercial services & supplies)	11,563	103,162
Info Edge India Limited (Communication services, Interactive media & services)	4,248	227,862
Infosys Limited (Information technology, IT services)	65,496	1,268,477
See accompanying notes to portfolio of investments

12  |  Allspring Factor Enhanced Emerging Markets Equity Portfolio

Portfolio of investments—May 31, 2022 (unaudited)

	Shares	Value
India: (continued)
ITC Limited (Consumer staples, Tobacco)	53,717	$ 187,264
JSW Steel Limited (Materials, Metals & mining)	9,735	69,123
Jubilant Foodworks Limited (Consumer discretionary, Hotels, restaurants & leisure)	20,950	148,673
Kotak Mahindra Bank Limited (Financials, Banks)	6,334	150,676
Larsen & Toubro Infotech Limited (Information technology, IT services) 144A	3,141	172,096
Larsen & Toubro Limited (Industrials, Construction & engineering)	7,056	150,370
Mahindra & Mahindra Limited (Consumer discretionary, Automobiles)	19,029	253,524
Marico Limited (Consumer staples, Food products)	20,870	143,455
Maruti Suzuki India Limited (Consumer discretionary, Automobiles)	2,174	223,077
Motherson Sumi Systems Limited (Consumer discretionary, Auto components)	9,962	16,771
Mphasis Limited (Information technology, IT services)	7,215	241,027
Muthoot Finance Limited (Financials, Consumer finance)	7,881	116,038
Nestle India Limited (Consumer staples, Food products)	714	162,704
NTPC Limited (Utilities, Independent power & renewable electricity producers)	115,371	231,823
Oil & Natural Gas Corporation Limited (Energy, Oil, gas & consumable fuels)	83,771	163,202
Page Industries Limited (Consumer discretionary, Textiles, apparel & luxury goods)	207	120,500
Power Grid Corporation of India Limited (Utilities, Electric utilities)	128,148	384,430
Reliance Industries Limited (Energy, Oil, gas & consumable fuels)	41,259	1,399,095
SBI Life Insurance Company Limited (Financials, Insurance) 144A	2,326	35,178
Shriram Transport Finance Company Limited (Financials, Consumer finance)	1,475	22,346
SRF Limited (Materials, Chemicals)	4,529	143,743
State Bank of India (Financials, Banks)	39,871	240,398
Sun Pharmaceutical Industries Limited (Health care, Pharmaceuticals)	24,421	270,707
Tata Consultancy Services Limited (Information technology, IT services)	17,025	737,775
Tata Motors Limited (Consumer discretionary, Automobiles) †	40,447	231,081
Tata Power Company Limited (Utilities, Electric utilities)	33,036	100,062
Tata Steel Limited (Materials, Metals & mining)	23,915	325,181
Tata Tea Limited (Consumer staples, Food products)	3,909	38,254
Tech Mahindra Limited (Information technology, IT services)	22,948	348,863
Titan Industries Limited (Consumer discretionary, Textiles, apparel & luxury goods)	5,224	149,111
Torrent Pharmaceuticals Limited (Health care, Pharmaceuticals)	4,088	149,153
Trent Limited (Consumer discretionary, Multiline retail)	5,932	85,886
Ultra Tech Cement Limited (Materials, Construction materials)	628	49,202
United Spirits Limited (Consumer staples, Beverages) †	13,270	138,347
UPL Limited (Materials, Chemicals)	4,156	41,733
Vedanta Limited (Materials, Metals & mining)	57,956	239,554
See accompanying notes to portfolio of investments

Allspring Factor Enhanced Emerging Markets Equity Portfolio  |  13

Portfolio of investments—May 31, 2022 (unaudited)

	Shares	Value
India: (continued)
Wipro Limited (Information technology, IT services)	36,091	$ 222,233
Yes Bank Limited (Financials, Banks) †	1,367,196	231,575
		15,138,461
Indonesia: 1.80%
PT Adaro Energy Tbk (Energy, Oil, gas & consumable fuels)	904,500	202,847
PT Astra International Tbk (Consumer discretionary, Automobiles)	543,900	274,169
PT Bank Central Asia Tbk (Financials, Banks)	865,700	460,131
PT Bank Mandiri Persero Tbk (Financials, Banks)	385,400	224,669
PT Bank Negara Indonesia Persero Tbk (Financials, Banks)	236,400	148,753
PT Bank Rakyat Indonesia Tbk (Financials, Banks)	1,116,800	354,625
PT Gudang Garam Tbk (Consumer staples, Tobacco)	50,500	109,097
PT Hanson International Tbk (Real estate, Real estate management & development) ♦†	10,045,000	0
PT Indocement Tunggal Prakarsa Tbk (Materials, Construction materials)	15,800	10,538
PT Indofood Sukses Makmur Tbk (Consumer staples, Food products)	73,700	33,360
PT Kalbe Farma Tbk (Health care, Pharmaceuticals)	1,476,100	169,568
PT Telekomunikasi Indonesia Persero Tbk (Communication services, Diversified telecommunication services)	1,214,200	358,906
PT United Tractors Tbk (Energy, Oil, gas & consumable fuels)	54,900	117,850
		2,464,513
Kuwait: 1.03%
Agility Company (Industrials, Transportation infrastructure)	8,129	30,477
Boubyan Bank (Financials, Banks)	16,689	44,257
Kuwait Finance House (Financials, Banks)	130,968	384,521
Mabanee Company KPSC (Real estate, Real estate management & development)	104,925	287,156
National Bank of Kuwait (Financials, Banks)	196,512	666,164
		1,412,575
Malaysia: 1.80%
AMMB Holdings Bhd (Financials, Banks) †	48,300	40,153
CIMB Group Holdings Bhd (Financials, Banks)	172,200	202,542
Digi.com Bhd (Communication services, Wireless telecommunication services)	49,100	39,585
Fraser & Neave Holdings Bhd (Consumer staples, Beverages)	5,300	23,507
Genting Bhd (Consumer discretionary, Hotels, restaurants & leisure)	72,900	79,085
Genting Malaysia Bhd (Consumer discretionary, Hotels, restaurants & leisure)	57,900	39,671
Hartalega Holdings Bhd (Health care, Health care equipment & supplies)	114,600	109,928
Hong Leong Bank Bhd (Financials, Banks)	25,100	120,957
Hong Leong Financial Group Bhd (Financials, Banks)	38,667	178,212
IHH Healthcare Bhd (Health care, Health care providers & services)	27,500	42,081
Inari Amertron Bhd (Information technology, Electronic equipment, instruments & components)	8,400	5,391
IOI Corporation Bhd (Consumer staples, Food products)	84,500	82,985
See accompanying notes to portfolio of investments

14  |  Allspring Factor Enhanced Emerging Markets Equity Portfolio

Portfolio of investments—May 31, 2022 (unaudited)

	Shares	Value
Malaysia: (continued)
Kuala Lumpur Kepong Bhd (Consumer staples, Food products)	16,100	$ 93,986
Malayan Banking Bhd (Financials, Banks)	111,900	232,566
Nestle Malaysia Bhd (Consumer staples, Food products)	1,400	43,102
Petronas Chemicals Group Bhd (Materials, Chemicals)	74,000	173,402
Petronas Gas Bhd (Utilities, Gas utilities)	28,200	111,293
Public Bank Bhd (Financials, Banks)	263,300	284,437
RHB Bank Bhd (Financials, Banks)	98,200	136,361
Sime Darby Bhd (Industrials, Industrial conglomerates)	323,100	161,605
Sime Darby Plantation Bhd (Consumer staples, Food products)	48,500	55,717
Supermax Corporation Bhd (Health care, Health care equipment & supplies)	1	0
Top Glove Corporation Bhd (Health care, Health care equipment & supplies)	318,250	101,759
Westports Holdings Bhd (Industrials, Transportation infrastructure)	130,200	102,590
		2,460,915
Mexico: 1.84%
Alfa SAB de CV Class A (Industrials, Industrial conglomerates)	289,500	220,650
America Movil SAB de CV Series L (Communication services, Wireless telecommunication services)	487,023	524,873
Arca Continental SAB de CV (Consumer staples, Beverages)	13,200	89,091
Coca-Cola Femsa SAB de CV (Consumer staples, Beverages)	27,540	164,536
Fomento Economico Mexicano SAB de CV (Consumer staples, Beverages)	21,500	160,864
Gruma SAB de CV Class B (Consumer staples, Food products)	11,405	136,706
Grupo Aeroportuario del Pacifico SAB de CV Class B (Industrials, Transportation infrastructure)	3,600	54,108
Grupo Aeroportuario del Sureste SAB de CV Class B (Industrials, Transportation infrastructure)	4,315	94,371
Grupo Bimbo SAB de CV Series A (Consumer staples, Food products)	35,800	117,402
Grupo Financiero Banorte SAB de CV (Financials, Banks)	38,500	248,894
Grupo Financiero Inbursa SAB de CV (Financials, Banks) †	99,200	204,696
Grupo Mexico SAB de CV Series B (Materials, Metals & mining)	20,000	98,747
Operadora De Sites REIT (Communication services, Diversified telecommunication services)	82,800	109,387
Orbia Advance Corporation SAB de CV (Materials, Chemicals)	4,600	12,376
Promotora y Operadora de Infraestructura SAB de CV (Industrials, Transportation infrastructure)	2,590	17,773
Walmart de Mexico SAB de CV (Consumer staples, Food & staples retailing)	70,439	260,489
		2,514,963
Peru: 0.24%
Credicorp Limited (Financials, Banks)	2,378	333,824
See accompanying notes to portfolio of investments

Allspring Factor Enhanced Emerging Markets Equity Portfolio  |  15

Portfolio of investments—May 31, 2022 (unaudited)

	Shares	Value
Philippines: 1.03%
Aboitiz Equity Ventures Incorporated (Industrials, Industrial conglomerates)	154,720	$ 156,529
AC Energy Corporation (Utilities, Independent power & renewable electricity producers)	5,790	790
Bank of the Philippine Islands (Financials, Banks)	79,560	150,122
BDO Unibank Incorporated (Financials, Banks)	77,800	198,111
Energy Development Corporation (Utilities, Independent power & renewable electricity producers) ♦†	231,800	0
Globe Telecom Incorporated (Communication services, Wireless telecommunication services)	510	23,637
GT Capital Holdings Incorporated (Industrials, Industrial conglomerates)	9,673	92,783
International Container Terminal Services Incorporated (Industrials, Transportation infrastructure)	46,800	193,855
Jollibee Foods Corporation (Consumer discretionary, Hotels, restaurants & leisure)	51,070	204,134
Metro Pacific Investments Corporation (Financials, Diversified financial services)	832,100	58,452
Metropolitan Bank & Trust Company (Financials, Banks)	197,317	207,157
PLDT Incorporated (Communication services, Wireless telecommunication services)	3,215	116,602
		1,402,172
Poland: 0.33%
Allegro SA (Consumer discretionary, Internet & direct marketing retail) 144A†	32,855	193,240
Bank Pekao SA (Financials, Banks)	2,224	48,572
CD Projekt SA (Communication services, Entertainment)	1,649	41,970
Cyfrowy Polsat SA (Communication services, Media)	3,441	18,087
Dino Polska SA (Consumer staples, Food & staples retailing) 144A†	821	57,519
mBank SA (Financials, Banks) †	247	16,107
Orange Polska SA (Communication services, Diversified telecommunication services) †	8,008	11,780
PGE SA (Utilities, Electric utilities) †	9,681	22,914
Powszechny Zaklad Ubezpieczen SA (Financials, Insurance)	4,764	36,132
		446,321
Russia: 0.00%
Alrosa PJSC (Acquired 7/8/2021, cost $89,583) (Materials, Metals & mining) ♦>	52,390	0
Gazprom PJSC (Acquired 1/29/2019, cost $384,585) (Energy, Oil, gas & consumable fuels) ♦>	143,160	0
Inter Rao Ues PJSC (Acquired 5/7/2020, cost $59,563) (Utilities, Electric utilities) ♦>	862,002	0
Lukoil PJSC (Acquired 3/18/2020, cost $576,228) (Energy, Oil, gas & consumable fuels) ♦>	8,545	0
Magnit PJSC (Acquired 7/8/2021, cost $106,205) (Consumer staples, Food & staples retailing) ♦>	7,384	0
MMC Norilsk Nickel PJSC (Acquired 6/6/2017, cost $349,985) (Materials, Metals & mining) ♦>	1,210	0
Mobile TeleSystems PJSC ADR (Acquired 10/9/2020, cost $54,233) (Communication services, Wireless telecommunication services) ♦>	6,364	0
Novolipetsk Steel PJSC (Acquired 5/7/2020, cost $58,368) (Materials, Metals & mining) ♦>	28,410	0
See accompanying notes to portfolio of investments

16  |  Allspring Factor Enhanced Emerging Markets Equity Portfolio

Portfolio of investments—May 31, 2022 (unaudited)

	Shares	Value
Russia: (continued)
Ozon Holdings plc 9Acquired 7/8/2021, cost $45,610) (Consumer discretionary, Internet & direct marketing retail) ♦†>	828	$ 0
Phosagro PJSC Depository Receipt (Acquired 4/8/2021, cost $323) (Industrials, Metals & mining) ♦†>	18	0
Phosagro PJSC GDR Reg S Depository Receipt (Acquired 4/8/2021, cost $50,080) (Materials, Chemicals) ♦†>	2,738	0
Polyus PJSC (Acquired 10/15/2021, cost $135,672) (Materials, Metals & mining) ♦>	772	0
Rosneft Oil Company PJSC (Acquired 1/31/2020, cost $125,766) (Energy, Oil, gas & consumable fuels) ♦>	17,010	0
Sberbank of Russia PJSC (Acquired 7/31/2019, cost $713,153) (Financials, Banks) ♦>	194,870	0
Severstal PJSC (Acquired 7/5/2020, cost $62,518) (Materials, Metals & mining) ♦>	4,920	0
Tatneft PJSC- (Acquired 5/7/2020, cost $171,025) (Energy, Oil, gas & consumable fuels) ♦>	28,052	0
TCS Group Holding plc (Acquired 3/30/2021, cost $149,438) (Financials, Banks) ♦†>	2,546	0
VTB Bank PJSC (Acquired 7/2/2018, cost $13,240) (Financials, Banks) ♦>	17,390,000	0
Yandex NV (Acquired 3/30/2021, cost $399,204) (Communication services, Interactive media & services) ♦†>	6,310	0
		0
South Africa: 2.93%
Absa Group Limited (Financials, Banks)	17,417	204,500
Anglo American Platinum Limited (Materials, Metals & mining)	260	28,477
Anglogold Ashanti Limited (Materials, Metals & mining)	5,818	101,947
Aspen Pharmacare Holdings Limited (Health care, Pharmaceuticals)	12,710	131,327
Bid Corporation Limited (Consumer staples, Food & staples retailing)	3,855	82,577
Capitec Bank Holdings Limited (Financials, Banks)	716	103,128
Clicks Group Limited (Consumer staples, Food & staples retailing)	4,306	83,806
Exxaro Resources Limited (Energy, Oil, gas & consumable fuels)	6,626	93,720
FirstRand Limited (Financials, Diversified financial services)	52,950	245,089
Gold Fields Limited (Materials, Metals & mining)	13,632	133,368
Impala Platinum Holdings Limited (Materials, Metals & mining)	12,867	176,040
Kumba Iron Ore Limited (Materials, Metals & mining)	362	13,645
Mr Price Group Limited (Consumer discretionary, Specialty retail)	1,924	25,519
MTN Group Limited (Communication services, Wireless telecommunication services)	32,980	355,863
MultiChoice Group Limited (Communication services, Media)	5,581	47,730
Naspers Limited (Consumer discretionary, Internet & direct marketing retail)	3,258	357,051
Nedbank Group Limited (Financials, Banks)	13,721	208,222
Northam Platinum Holdings Limited (Materials, Metals & mining) †	3,681	44,237
Old Mutual Limited (Financials, Insurance)	13,069	10,660
See accompanying notes to portfolio of investments

Allspring Factor Enhanced Emerging Markets Equity Portfolio  |  17

Portfolio of investments—May 31, 2022 (unaudited)

	Shares	Value
South Africa: (continued)
Remgro Limited (Financials, Diversified financial services)	9,854	$ 94,825
Sanlam Limited (Financials, Insurance)	2,212	9,540
Sasol Limited (Materials, Chemicals) †	9,264	245,822
Shoprite Holdings Limited (Consumer staples, Food & staples retailing)	19,404	267,473
Sibanye Stillwater Limited (Materials, Metals & mining)	55,965	182,773
SPAR Group Limited (Consumer staples, Food & staples retailing)	13,450	131,811
Standard Bank Group Limited (Financials, Banks)	19,275	220,205
The Bidvest Group Limited (Industrials, Industrial conglomerates)	4,166	58,094
Tiger Brands Limited (Consumer staples, Food products)	2,835	25,924
Vodacom Group Limited (Communication services, Wireless telecommunication services)	13,035	122,486
Woolworths Holdings Limited (Consumer discretionary, Multiline retail)	54,272	193,133
		3,998,992
South Korea: 10.83%
Amorepacific Corporation (Consumer staples, Personal products)	109	14,405
Amorepacific Group (Consumer staples, Personal products)	1,583	58,921
BGF Retail Company Limited (Consumer staples, Food & staples retailing)	1,516	224,851
Celltrion Incorporated (Health care, Pharmaceuticals)	1,296	168,128
Cheil Worldwide Incorporated (Communication services, Media)	10,008	210,320
CJ Cheiljedang Corporation (Consumer staples, Food products)	604	192,106
CJ Corporation (Industrials, Industrial conglomerates)	248	17,119
CJ ENM Company Limited (Communication services, Entertainment)	1,621	155,785
CJ Korea Express Corporation (Industrials, Road & rail) †	924	96,717
Coway Company Limited (Consumer discretionary, Household durables)	4,209	243,246
Daelim Industrial Company Limited (Industrials, Construction & engineering)	1	57
Dongbu Insurance Company Limited (Financials, Insurance)	5,173	271,779
Doosan Bobcat Incorporated (Industrials, Machinery)	3,489	107,163
Doosan Heavy Industries & Construction Company Limited (Industrials, Construction & engineering) †	2,876	48,236
Ecopro BM Company Limited (Industrials, Electrical equipment)	220	89,800
E-MART Incorporated (Consumer staples, Food & staples retailing)	760	71,258
Green Cross Corporation (Health care, Biotechnology)	987	153,172
GS Holdings Corporation (Energy, Oil, gas & consumable fuels)	2,089	76,657
Hana Financial Group Incorporated (Financials, Banks)	5,087	203,529
Hankook Tire Company Limited (Consumer discretionary, Auto components)	638	18,384
Hotel Shilla Company Limited (Consumer discretionary, Specialty retail)	1,281	80,761
HYBE Company Limited (Communication services, Entertainment) †	31	5,788
See accompanying notes to portfolio of investments

18  |  Allspring Factor Enhanced Emerging Markets Equity Portfolio

Portfolio of investments—May 31, 2022 (unaudited)

	Shares	Value
South Korea: (continued)
Hyundai Glovis Company Limited (Industrials, Air freight & logistics)	1,029	$ 176,324
Hyundai Merchant Marine Company Limited (Industrials, Marine)	2,893	75,879
Hyundai Mobis Company Limited (Consumer discretionary, Auto components)	1,051	185,616
Hyundai Motor Company Limited (Consumer discretionary, Automobiles)	2,009	307,715
Hyundai Steel Company Limited (Materials, Metals & mining)	555	18,504
Iljin Materials Company Limited (Information technology, Electronic equipment, instruments & components)	338	24,560
Industrial Bank of Korea (Financials, Banks)	17,467	158,829
Kakao Corporation (Communication services, Interactive media & services)	5,230	359,319
Kakao Games Corporation (Communication services, Entertainment) †	1,534	77,494
Kangwon Land Incorporated (Consumer discretionary, Hotels, restaurants & leisure) †	4,882	110,883
KB Financial Group Incorporated (Financials, Banks)	7,753	378,501
Kia Corporation (Consumer discretionary, Automobiles)	5,654	391,649
Korea Investment Holdings Company Limited (Financials, Capital markets)	2,650	153,362
Korea Zinc Company Limited (Materials, Metals & mining)	144	69,253
Korean Air Lines Company Limited (Industrials, Airlines) †	2,973	69,807
Krafton Incorporated (Communication services, Entertainment) †	362	75,929
KT&G Corporation (Consumer staples, Tobacco)	1,126	77,360
Kumho Petrochemical Company Limited (Materials, Chemicals)	578	74,749
LG Chem Limited (Materials, Chemicals)	229	108,281
LG Corporation (Industrials, Industrial conglomerates)	60	3,889
LG Display Company Limited (Information technology, Electronic equipment, instruments & components)	8,197	114,951
LG Electronics Incorporated (Consumer discretionary, Household durables)	1,815	154,037
LG Household & Health Care Limited (Consumer staples, Personal products)	106	62,887
LG Innotek Company Limited (Information technology, Electronic equipment, instruments & components)	921	286,603
LG Uplus Corporation (Communication services, Diversified telecommunication services)	14,255	159,579
Lotte Shopping Company Limited (Consumer discretionary, Multiline retail)	212	17,393
Meritz Financial Group Incorporated (Financials, Diversified financial services)	6,152	162,601
Meritz Fire & Marine Insurance Company Limited (Financials, Insurance)	3,628	113,338
Meritz Securities Company Limited (Financials, Capital markets)	5,149	25,345
Mirae Asset Daewoo Company Limited (Financials, Capital markets)	9,545	62,954
Naver Corporation (Communication services, Interactive media & services)	2,095	487,682
NCSoft Corporation (Communication services, Entertainment)	96	35,306
See accompanying notes to portfolio of investments

Allspring Factor Enhanced Emerging Markets Equity Portfolio  |  19

Portfolio of investments—May 31, 2022 (unaudited)

	Shares	Value
South Korea: (continued)
NH Investment & Securities Company Limited (Financials, Capital markets)	9,407	$ 82,117
Orion Corporation of Republic of Korea (Consumer staples, Food products)	588	46,291
Pearl Abyss Corporation (Communication services, Entertainment) †	2,125	108,895
POSCO (Materials, Metals & mining)	1,136	265,360
S1 Corporation Incorporated (Industrials, Commercial services & supplies)	354	20,601
Samsung Biologics Company Limited (Health care, Life sciences tools & services) †	171	117,068
Samsung Electro-Mechanics Company Limited (Information technology, Electronic equipment, instruments & components)	1,355	169,211
Samsung Electronics Company Limited (Information technology, Technology hardware, storage & peripherals)	77,404	4,216,804
Samsung Engineering Company Limited (Industrials, Construction & engineering) †	5,496	109,058
Samsung Fire & Marine Insurance Company Limited (Financials, Insurance)	734	118,062
Samsung SDI Company Limited (Information technology, Electronic equipment, instruments & components)	564	262,124
Samsung SDS Company Limited (Information technology, Software)	81	9,722
Samsung Securities Company Limited (Financials, Capital markets)	4,806	154,024
SD Biosensor Incorporated (Health care, Health care equipment & supplies)	716	28,936
Seegene Incorporated (Health care, Biotechnology)	11,739	421,758
Shinhan Financial Group Company Limited (Financials, Banks)	7,417	258,084
Sillajen Incorporated (Health care, Biotechnology) ♦†	2,972	7,687
SK Bioscience Company Limited (Health care, Biotechnology) †	675	73,927
SK Company Limited (Industrials, Industrial conglomerates)	93	18,642
SK Hynix Incorporated (Information technology, Semiconductors & semiconductor equipment)	9,316	813,230
SK Square Company Limited (Information technology, Semiconductors & semiconductor equipment) †	773	29,553
SK Telecom Company Limited (Communication services, Wireless telecommunication services)	404	18,646
S-Oil Corporation (Energy, Oil, gas & consumable fuels)	895	83,915
Soulbrain Company Limited (Materials, Chemicals)	1	22
Woori Financial Group Incorporated (Financials, Banks)	22,677	273,106
Yuhan Corporation (Health care, Pharmaceuticals)	154	7,518
		14,803,122
Taiwan: 14.43%
Accton Technology Corporation (Information technology, Communications equipment)	2,000	15,986
Acer Incorporated (Information technology, Technology hardware, storage & peripherals)	52,000	52,134
Advantech Company Limited (Information technology, Technology hardware, storage & peripherals)	2,000	24,875
ASE Technology Holding Company Limited (Information technology, Semiconductors & semiconductor equipment)	64,000	230,422
See accompanying notes to portfolio of investments

20  |  Allspring Factor Enhanced Emerging Markets Equity Portfolio

Portfolio of investments—May 31, 2022 (unaudited)

	Shares	Value
Taiwan: (continued)
Asia Cement Corporation (Materials, Construction materials)	33,500	$ 51,245
Asustek Computer Incorporated (Information technology, Technology hardware, storage & peripherals)	14,000	164,720
AU Optronics Corporation (Industrials, Machinery)	100,000	62,016
Cathay Financial Holding Company (Financials, Insurance)	179,000	343,507
Chailease Holding Company Limited (Financials, Diversified financial services)	16,014	124,140
China Development Financial Holding Corporation (Financials, Insurance)	541,000	301,953
China Steel Corporation (Materials, Metals & mining)	156,000	186,233
Chunghwa Telecom Company Limited (Communication services, Diversified telecommunication services)	63,000	275,659
Compal Electronic Incorporated (Information technology, Technology hardware, storage & peripherals)	151,000	119,655
CTBC Financial Holding Company Limited (Financials, Banks)	466,000	435,897
Delta Electronics Incorporated (Information technology, Electronic equipment, instruments & components)	14,000	116,486
E INK Holdings Incorporated (Information technology, Electronic equipment, instruments & components)	26,000	181,843
E.SUN Financial Holding Company Limited (Financials, Banks)	202,001	212,962
Eclat Textile Company Limited (Consumer discretionary, Textiles, apparel & luxury goods)	3,667	62,727
eMemory Technology Incorporated (Information technology, Semiconductors & semiconductor equipment)	3,000	159,173
Evergreen Marine Corporation (Taiwan) Limited (Industrials, Marine)	45,000	217,829
Far EasTone Telecommunications Company Limited (Communication services, Wireless telecommunication services)	34,000	93,361
Feng Tay Enterprise Company Limited (Consumer discretionary, Textiles, apparel & luxury goods)	7,000	45,823
First Financial Holding Company Limited (Financials, Banks)	201,000	189,401
Formosa Plastics Corporation (Materials, Chemicals)	49,000	177,261
Fubon Financial Holding Company Limited (Financials, Insurance)	171,400	378,527
Giant Manufacturing Company Limited (Consumer discretionary, Leisure products)	28,000	253,712
Hon Hai Precision Industry Company Limited (Information technology, Electronic equipment, instruments & components)	183,400	714,012
Hua Nan Financial Holdings Company Limited Class C (Financials, Banks)	151,000	123,817
Innolux Display Corporation (Information technology, Electronic equipment, instruments & components)	46,000	22,109
Inventec Company Limited (Information technology, Technology hardware, storage & peripherals)	117,834	104,741
Lite-On Technology Corporation (Information technology, Technology hardware, storage & peripherals)	99,000	215,566
Mediatek Incorporated (Information technology, Semiconductors & semiconductor equipment)	23,000	717,140
Mega Financial Holding Company Limited (Financials, Banks)	195,000	260,336
See accompanying notes to portfolio of investments

Allspring Factor Enhanced Emerging Markets Equity Portfolio  |  21

Portfolio of investments—May 31, 2022 (unaudited)

	Shares	Value
Taiwan: (continued)
Micro-Star International Company Limited (Information technology, Technology hardware, storage & peripherals)	20,000	$ 93,023
Momo.com Incorporated (Consumer discretionary, Internet & direct marketing retail)	15,000	431,525
Nan Ya Plastics Corporation (Materials, Chemicals)	81,000	238,047
Nan Ya Printed Circuit Board Corporation (Information technology, Electronic equipment, instruments & components)	6,000	81,550
Nanya Technology Corporation (Information technology, Semiconductors & semiconductor equipment)	6,000	13,809
Nien Made Enterprise Company Limited (Consumer discretionary, Specialty retail)	7,000	76,210
Novatek Microelectronics Corporation Limited (Information technology, Semiconductors & semiconductor equipment)	14,000	195,831
Pegatron Corporation (Information technology, Technology hardware, storage & peripherals)	79,000	189,437
Pharmally International Holding Company Limited (Health care, Pharmaceuticals) ♦†	2,064	0
Pou Chen Corporation (Consumer discretionary, Textiles, apparel & luxury goods)	59,000	63,624
President Chain Store Corporation (Consumer staples, Food & staples retailing)	3,000	28,475
Quanta Computer Incorporated (Information technology, Technology hardware, storage & peripherals)	39,000	106,956
Realtek Semiconductor Corporation (Information technology, Semiconductors & semiconductor equipment)	10,000	153,316
Ruentex Development Company Limited (Real estate, Real estate management & development)	52,000	138,129
Shin Kong Financial Holding Company Limited (Financials, Insurance)	335,000	106,992
Silergy Corporation (Information technology, Semiconductors & semiconductor equipment)	2,000	209,475
Sinopac Financial Holdings Company Limited (Financials, Banks)	469,400	293,527
Synnex Technology International Corporation (Information technology, Electronic equipment, instruments & components)	120,000	290,646
Taishin Financial Holdings Company Limited (Financials, Banks)	404,165	249,949
Taiwan Cement Corporation (Materials, Construction materials)	34,843	51,139
Taiwan Cooperative Financial Holdings Company Limited (Financials, Banks)	247,000	239,554
Taiwan Mobile Company Limited (Communication services, Wireless telecommunication services)	30,000	111,628
Taiwan Semiconductor Manufacturing Company Limited (Information technology, Semiconductors & semiconductor equipment)	406,000	7,833,247
The Shanghai Commercial & Savings Bank Limited (Financials, Banks)	100,000	174,332
Unimicron Technology Corporation (Information technology, Electronic equipment, instruments & components)	30,000	222,739
Uni-President Enterprises Corporation (Consumer staples, Food products)	7,000	16,255
See accompanying notes to portfolio of investments

22  |  Allspring Factor Enhanced Emerging Markets Equity Portfolio

Portfolio of investments—May 31, 2022 (unaudited)

	Shares	Value
Taiwan: (continued)
United Microelectronics Corporation (Information technology, Semiconductors & semiconductor equipment)	221,000	$ 391,366
Vanguard International Semiconductor Corporation (Information technology, Semiconductors & semiconductor equipment)	42,000	154,832
Voltronic Power Technology Corporation (Energy, Electrical equipment)	2,000	101,981
Wan Hai Lines Limited (Industrials, Marine)	17,000	91,955
Windbond Electronics Corporation (Information technology, Semiconductors & semiconductor equipment)	108,000	109,023
Wiwynn Corporation (Information technology, Technology hardware, storage & peripherals)	4,000	127,201
WPG Holdings Company Limited (Information technology, Electronic equipment, instruments & components)	155,440	282,764
Yang Ming Marine Transport Corporation (Industrials, Marine) †	47,000	201,602
Yuanta Financial Holding Company Limited (Financials, Diversified financial services)	28,560	23,960
		19,729,367
Thailand: 1.66%
Advanced Info Service PCL (Communication services, Wireless telecommunication services)	38,900	246,677
Bangkok Commercial Asset Management PCL NVDR (Financials, Capital markets)	169,800	92,790
Bangkok Dusit Medical Services PCL (Health care, Health care providers & services)	252,900	190,303
Bumrungrad Hospital PCL (Health care, Health care providers & services)	25,100	127,994
Carabao Group PCL (Consumer staples, Beverages)	11,400	36,812
Central Retail Corporation PCL (Consumer discretionary, Multiline retail)	68,300	75,845
CP All PCL (Consumer staples, Food & staples retailing)	26,700	51,691
Electricity Genera PCL (Utilities, Independent power & renewable electricity producers)	14,400	75,745
Energy Absolute PCL (Utilities, Independent power & renewable electricity producers)	24,900	65,306
Indorama Ventures PCL (Materials, Chemicals)	28,300	40,730
Intouch Holdings PCL (Communication services, Wireless telecommunication services)	50,400	105,307
Krung Thai Bank PCL (Financials, Banks)	262,700	115,920
Krungthai Card PCL (Financials, Consumer finance)	36,800	65,868
Land & Houses PCL (Real estate, Real estate management & development)	573,400	149,969
Osotspa PCL (Consumer staples, Beverages)	104,100	105,712
PTT Exploration & Production PCL (Energy, Oil, gas & consumable fuels)	15,000	74,299
PTT PCL (Energy, Oil, gas & consumable fuels)	32,100	35,880
Ratchaburi Electricity Generating Holding PCL (Utilities, Independent power & renewable electricity producers)	62,300	76,009
Ratchaburi Electricity Generating Holding PCL (Utilities, Independent power & renewable electricity producers) †	31,150	3,641
Sri Trang Gloves Thailand PCL (Health care, Health care equipment & supplies)	245,600	144,260
See accompanying notes to portfolio of investments

Allspring Factor Enhanced Emerging Markets Equity Portfolio  |  23

Portfolio of investments—May 31, 2022 (unaudited)

	Shares	Value
Thailand: (continued)
Srisawad Power 1979 PCL (Financials, Diversified financial services)	61,000	$ 98,933
Thai Union Group PCL (Consumer staples, Food products)	550,900	276,899
The Siam Cement PCL (Materials, Construction materials)	1,500	16,306
		2,272,896
Turkey: 0.21%
Akbank TAS (Financials, Banks)	137,832	70,247
Bim Birlesik Magazalar AS (Consumer staples, Food & staples retailing)	3,253	16,361
Eregli Demir ve Celik Fabrikalari TAS (Materials, Metals & mining)	14,788	30,832
Turk Sise ve Cam Fabrikalari AS (Industrials, Industrial conglomerates)	57,351	73,353
Turkcell Iletisim Hizmetleri AS (Communication services, Wireless telecommunication services)	6,476	7,635
Turkiye Is Bankasi Class C AS (Financials, Banks)	136,646	90,218
		288,646
United States: 0.19%
Parade Technologies Limited (Information technology, Semiconductors & semiconductor equipment)	5,000	259,259
Total Common stocks (Cost $110,382,103)		110,106,973

	Dividend yield
Preferred stocks: 2.59%
Brazil: 2.13%
Alpargatas SA (Consumer discretionary, Textiles, apparel & luxury goods)	1.58%	22,700	103,886
Banco Bradesco SA (Financials, Banks)	0.27	97,694	421,401
Braskem SA Class A (Materials, Chemicals)	18.33	21,600	202,249
Centrais Elétricas Brasileiras SA-Eletrobras Class B (Utilities, Electric utilities)	3.58	22,200	194,461
Companhia Energetica de Minas Gerais SA (Utilities, Electric utilities)	1.33	111,287	272,800
Gerdau SA (Materials, Metals & mining)	7.98	37,500	230,166
Itau Unibanco Holding SA (Financials, Banks)	1.08	89,970	495,232
Itaúsa SA (Financials, Banks)	1.43	175,214	353,558
Petroleo Brasileiro SA (Energy, Oil, gas & consumable fuels)	16.12	99,800	631,238
			2,904,991
Chile: 0.09%
Sociedad Quimica y Minera de Chile SA Class B (Materials, Chemicals)	0.09	1,165	124,438
Colombia: 0.02%
Bancolombia SA (Financials, Banks)	5.20	3,035	34,053
South Korea: 0.35%
Hyundai Motor Company Limited (Consumer discretionary, Automobiles)	4.54	192	14,448
See accompanying notes to portfolio of investments

24  |  Allspring Factor Enhanced Emerging Markets Equity Portfolio

Portfolio of investments—May 31, 2022 (unaudited)

	Dividend yield	Shares	Value
South Korea: 0.35% (continued)
LG Household & Health Care Limited (Consumer staples, Personal products)	3.11%	42	$ 13,698
Samsung Electronics Company Limited (Information technology, Technology hardware, storage & peripherals)	1.85	9,291	455,839
			483,985
Total Preferred stocks (Cost $3,069,662)			3,547,467

	Expiration date
Rights: 0.00%
South Korea: 0.00%
Ecopro Company (Industrials, Electrical equipment) ♦†	6-27-2022	13	1,623
Total Rights (Cost $0)			1,623

		Yield
Short-term investments: 13.25%
Investment companies: 13.25%
Allspring Government Money Market Fund Select Class ♠∞		0.65	18,113,464	18,113,464
Total Short-term investments (Cost $18,113,464)				18,113,464
Total investments in securities (Cost $131,565,229)	96.39%			131,769,527
Other assets and liabilities, net	3.61			4,930,700
Total net assets	100.00%			$136,700,227

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
♦	The security is fair valued in accordance with procedures approved by the Board of Trustees.
>	Restricted security as to resale, excluding Rule 144A securities. The Fund held restricted securities with an aggregate current value of $0 (original aggregate cost of $3,544,779), representing 0.00% of its net assets as of period end.
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
GDR	Global depositary receipt
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Portfolio at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$2,681,400	$46,096,934	$(30,664,870)	$0	$0	$18,113,464	18,113,464	$4,370
See accompanying notes to portfolio of investments

Allspring Factor Enhanced Emerging Markets Equity Portfolio  |  25

Portfolio of investments—May 31, 2022 (unaudited)
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
MSCI Emerging Markets Index	435	6-17-2022	$22,550,673	$23,126,775	$576,102	$0
See accompanying notes to portfolio of investments

26  |  Allspring Factor Enhanced Emerging Markets Equity Portfolio

Notes to portfolio of investments—May 31, 2022 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC ("Allspring Funds Management").
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Portfolio are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On May 31, 2022, such fair value pricing was used in pricing certain foreign securities.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Foreign currency translation
The accounting records of the Portfolio are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Futures contracts
Futures contracts are agreements between the Portfolio and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures

Allspring Factor Enhanced Emerging Markets Equity Portfolio  |  27

Notes to portfolio of investments—May 31, 2022 (unaudited)

contracts, there is minimal counterparty risk to the Portfolio since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.
Upon entering into futures contracts, the Portfolio is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Portfolio fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Portfolio’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

28  |  Allspring Factor Enhanced Emerging Markets Equity Portfolio

Notes to portfolio of investments—May 31, 2022 (unaudited)

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of May 31, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Brazil	$4,182,680	$0	$0	$4,182,680
Chile	499,615	0	0	499,615
China	34,319,931	19,673	54,830	34,394,434
Colombia	235,444	0	0	235,444
Czech Republic	55,869	0	0	55,869
Egypt	105,983	0	0	105,983
Greece	558,611	0	0	558,611
Hong Kong	2,431,593	0	45,621	2,477,214
Hungary	71,097	0	0	71,097
India	15,138,461	0	0	15,138,461
Indonesia	2,464,513	0	0	2,464,513
Kuwait	1,412,575	0	0	1,412,575
Malaysia	2,460,915	0	0	2,460,915
Mexico	2,514,963	0	0	2,514,963
Peru	333,824	0	0	333,824
Philippines	1,402,172	0	0	1,402,172
Poland	446,321	0	0	446,321
Russia	0	0	0	0
South Africa	3,998,992	0	0	3,998,992
South Korea	14,795,435	0	7,687	14,803,122
Taiwan	19,729,367	0	0	19,729,367
Thailand	2,269,255	3,641	0	2,272,896
Turkey	288,646	0	0	288,646
United States	259,259	0	0	259,259
Preferred stocks
Brazil	2,904,991	0	0	2,904,991
Chile	124,438	0	0	124,438
Colombia	34,053	0	0	34,053
South Korea	483,985	0	0	483,985
Rights
South Korea	0	1,623	0	1,623
Short-term investments
Investment companies	18,113,464	0	0	18,113,464
	131,636,452	24,937	108,138	131,769,527
Futures contracts	576,102	0	0	576,102
Total assets	$132,212,554	$24,937	$108,138	$132,345,629
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
As of May 31, 2022, $2,549,917 was segregated as cash collateral for open futures contracts.
For the three months ended May 31, 2022, the Portfolio had no material transfers into/out of Level 3.

Allspring Factor Enhanced Emerging Markets Equity Portfolio  |  29